DECOMMISSIONING LIABILITIES - Narrative (Details) - Provision for decommissioning liabilities - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Undiscounted liabilities	$ 98.5	$ 94.6
Inflation rate	2.00%	2.00%
Bottom of range
Disclosure of other provisions [line items]
Risk-free interest rate	1.91%	1.66%
Top of range
Disclosure of other provisions [line items]
Risk-free interest rate	2.15%	2.20%